AllianzGI NFJ International Value Fund
AllianzGI NFJ International Value Fund

ALLIANZ FUNDS

Supplement Dated October 9, 2018
to the Statutory Prospectus for
Class A, Class C, Class T, Class R, Institutional Class,
Class R6, Class P and Administrative Class Shares of Allianz Funds
Dated August 28, 2018 (as revised August 30, 2018)
Disclosure Relating to All Series
(each, a “Fund,” and collectively, the “Funds”)

On October 3, 2018, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), effective as of November 1, 2018 through October 31, 2019. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Fee Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ International Value Fund		A	C	Class T	R	Institutional	R6	P	Administrative
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ International Value Fund		A	C	Class T	R	Institutional	R6	P	Administrative
Management Fees		1.10%	1.10%	1.10%	1.10%	1.00%	0.95%	1.10%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	0.50%	none	none	none	0.25%
Other Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.37%	2.12%	1.37%	1.62%	1.02%	0.97%	1.12%	1.27%
Expense Reductions	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.30%	2.05%	1.30%	1.55%	0.95%	0.90%	1.05%	1.20%
[1]	AllianzGI U.S. has contractually agreed to observe, through October 31, 2019, (i) an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.05%, and (ii) an irrevocable waiver of a portion of its administration fees, which reduces the contractual fee rate by 0.025%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ International Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	675	953	1,252	2,100
C	308	657	1,133	2,446
Class T	379	666	975	1,849
R	158	504	875	1,916
Institutional	97	318	556	1,241
R6	92	302	529	1,183
P	107	349	610	1,357
Administrative	122	396	690	1,528

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ International Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	675	953	1,252	2,100
C	208	657	1,133	2,446
Class T	379	666	975	1,849
R	158	504	875	1,916
Institutional	97	318	556	1,241
R6	92	302	529	1,183
P	107	349	610	1,357
Administrative	122	396	690	1,528

Please retain this Supplement for future reference.